Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

14. Stock-Based Compensation

The Company has a nonqualified stock option plan for certain key employees and officers of the Company. This plan provides for the granting of nonqualified options to purchase shares of common stock in the Company. No option may be granted under this plan for less than the fair market value of the common stock, defined by the plan as the average of the highest reported asked price and the lowest reported bid price, on the date of the grant. The benefits or amounts that may be received by or allocated to any particular officer or employee of the Company under this plan will be determined in the sole discretion of the Company’s board of directors or its personnel and compensation committee. While the vesting period and the termination date for the employee plan options are determined when options are granted, all such employee options outstanding at December 31, 2012 were issued with a vesting period of three years and expire seven years after issuance. At December 31, 2012 there were 602,050 shares available for future grants under this plan.

The Company also has a nonqualified stock option plan for non-employee directors. This plan permits each director who is not otherwise an employee of the Company, or any subsidiary, to receive options to purchase 1,000 shares of the Company’s common stock on the day following his or her election as a director of the Company at each annual meeting of stockholders and up to 1,000 shares upon election or appointment for the first time as a director of the Company. No option may be granted under this plan for less than the fair market value of the common stock, defined by the plan as the average of the highest reported asked price and the lowest reported bid price, on the date of the grant. These options are exercisable immediately and expire ten years after issuance.

All shares issued in connection with options exercised under both the employee and non-employee director stock option plans are in the form of newly-issued shares.

The following table summarizes stock option activity for both the employee and non-employee director stock option plans for the year ended December 31, 2012.

	Options	Weighted-Average Exercise Price/Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2012	991,100	$17.45
Granted	268,550	31.79
Exercised	(267,300)	14.88
Forfeited	(35,200)	19.45

Outstanding - December 31, 2012	957,150	$22.12	5.0	$10,863	(1)

Fully vested and exercisable at December 31, 2012	320,300	$15.13	3.2	$5,875	(1)

Expected to vest in future periods	518,660

Fully vested and expected to vest at December 31, 2012(2)	838,960	$21.55	4.9	$9,999	(1)

(1)	Based on closing price of $33.47 per share on December 31, 2012.
(2)	At December 31, 2012 the Company estimates that options to purchase 118,190 shares of the Company’s common stock will not vest and will be forfeited prior to their vesting date.

Intrinsic value for stock options is defined as the amount by which the current market price of the underlying stock exceeds the exercise price. For those stock options where the exercise price exceeds the current market price of the underlying stock, the intrinsic value is zero. The total intrinsic value of options exercised during 2012, 2011 and 2010 was $4.4 million, $2.2 million and $1.4 million, respectively.

Options to purchase 268,550 shares, 235,200 shares and 221,800 shares, respectively, were granted during 2012, 2011 and 2010 with a weighted-average grant date fair value of $9.58, $7.30 and $5.69, respectively. The fair value for each option grant is estimated on the date of grant using the Black-Scholes option pricing model that uses the following assumptions. The Company uses the U.S. Treasury yield curve in effect at the time of the grant to determine the risk-free interest rate. The expected dividend yield is estimated using the current annual dividend level and recent stock price of the Company’s common stock at the date of grant. Expected stock volatility is based on historical volatilities of the Company’s common stock. The expected life of the options is calculated based on the “simplified” method as provided for under Staff Accounting Bulletin No. 110.

The weighted-average assumptions used in the Black-Scholes option pricing model for the years indicated were as follows:

	2012	2011	2010
Risk-free interest rate	0.71%	1.15%	1.22%
Expected dividend yield	1.87%	1.68%	1.69%
Expected stock volatility	40.6%	40.1%	39.0%
Expected life (years)	5.0	5.0	5.0

The total fair value of options to purchase shares of the Company’s common stock that vested during 2012, 2011 and 2010 was $0.5 million, $0.7 million and $0.7 million, respectively. Stock-based compensation expense for stock options included in non-interest expense was $1.1 million, $0.8 million, and $0.6 million for 2012, 2011 and 2010, respectively. Total unrecognized compensation cost related to nonvested stock-based compensation was $2.9 million at December 31, 2012 and is expected to be recognized over a weighted-average period of 2.4 years.

The Company has a restricted stock plan that permits issuance of up to 400,000 shares of restricted stock or restricted stock units. All officers and employees of the Company are eligible to receive awards under the restricted stock plan. The benefits or amounts that may be received by or allocated to any particular officer or employee of the Company under the restricted stock plan will be determined in the sole discretion of the Company’s board of directors or its personnel and compensation committee. Shares of common stock issued under the restricted stock plan may be shares of original issuance, shares held in treasury or shares that have been reacquired by the Company. At December 31, 2012 there were 70,750 shares available for future grants under this plan.

The following table summarizes non-vested restricted stock activity for the year ended December 31, 2012.

Shares
Outstanding - January 1, 2012	201,900
Granted	128,150
Forfeited	(800)
Earned and issued	(34,000)

Outstanding - December 31, 2012	295,250

Weighted-average grant date fair value	$26.05

Restricted stock awards of 128,150 shares, 95,700 shares, and 74,600 shares, respectively, were granted during 2012, 2011 and 2010 with a weighted-average grant date fair value of $31.86, $23.69 and $18.84, respectively. The fair value of the restricted stock awards is amortized to compensation expense over the vesting period (generally three years) and is based on the market price of the Company’s common stock at the date of grant multiplied by the number of shares granted that are expected to vest. Stock-based compensation expense for restricted stock included in non-interest expense was $1.6 million, $0.8 million and $0.2 million for 2012, 2011 and 2010, respectively. Unrecognized compensation expense for nonvested restricted stock awards was $5.6 million at December 31, 2012 and is expected to be recognized over a weighted-average period of 2.5 years.